Revision to Previously Reported Financial Statements (Tables)	12 Months Ended
Dec. 31, 2014
Revision To Prior Year Financial Statements [Abstract]
Schedule of Error Corrections and Prior Period Adjustments [Table Text Block]
A tabular summary of the revisions to correct these errors is presented below:

	Consolidated Balance Sheet Year ended December 31, 2013
	Previously Reported	Revisions	Revised Reported
Trade accounts receivables, net	59,010	(8,082)	50,928
Due from related parties	19,058	2,360	21,418
Total current assets	160,570	(5,722)	154,848
Long term receivables from related parties	—	5,722	5,722
Total assets	248,214	—	248,214
Net income	22,312	—	22,312